BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
BORROWINGS
Schedule of short-term borrowings-third parties

	As of June 30,	As of December 31,
	2026	2025
	US$	US$
Short-term borrowings:
Borrowings from banks (i)	402,744	479,419
Borrowings from related parties (note 24(vi))	863,776	784,288
Total	1,266,520	1,263,707
Long-term borrowings:
Borrowings from bank (ii)	204,644	98,254
(i)During the six months ended June 30, 2026, the Group borrowed loans due within one year or less with aggregated principal amounts of US$356,782 from banks in Chinese mainland, bearing an interest rate of 2.20% to 3.75% per annum. The interests shall be repaid periodically or upon maturity.
(ii)During the six months ended June 30, 2026, the Group borrowed two-year loans with aggregated principal amounts of US$101,839, bearing an interest rate of 2.4% per annum from a bank in Chinese mainland. As of June 30, 2026, long-term restricted cash of US$105,419 was pledged for this borrowing. The interest shall be repaid quarterly.
(iii)The weighted average interest rate on short-term borrowings outstanding as of June 30, 2026 and December 31, 2025 was 3.92% and 4.65%, respectively.